Schedule of Investments PIMCO Municipal Income Fund III	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 185.0% ¤
MUNICIPAL BONDS & NOTES 182.5%
ALABAMA 8.1%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	$9,000	$9,464
6.500% due 10/01/2053	7,500	7,878
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	1,010	924
5.250% due 05/01/2044	1,625	1,416

		19,682

ALASKA 0.5%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	1,165	1,166

ARIZONA 10.4%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2031	675	436
4.500% due 01/01/2032	710	441
4.500% due 01/01/2049	750	407
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^ (b)	1,200	72
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055	1,200	979
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	3,800	3,354
Maricopa County, Arizona School District No 83-Cartwright Elementary Revenue Bonds, Series 2020 4.000% due 10/01/2044	4,120	3,302
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,495	2,202
5.000% due 07/01/2049	1,770	1,781
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2023 5.000% due 01/01/2050	1,000	1,031
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	11,600	11,404

		25,409

CALIFORNIA 6.3%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.650% due 01/01/2050	3,015	2,997
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	2,000	2,073
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,810	1,651
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	2,500	217
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	1,050	1,067
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021 4.000% due 12/01/2046	1,490	1,365
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	2,000	2,265
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	750	728
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	2,250	2,244
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2021 4.000% due 10/01/2048	730	676

		15,283

COLORADO 4.5%
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	2,500	2,285
4.000% due 08/01/2049	2,000	1,613
Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (d)	1,615	840
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	1,250	1,129
Denver, Colorado City & County Revenue Bonds, Series 2021 4.000% due 08/01/2043	1,500	1,345

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2023 (Unaudited)

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	1,250	1,150
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	1,250	1,146
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	500	566
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	550	444
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	500	361

		10,879

CONNECTICUT 2.0%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2040	2,000	2,080
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	3,300	2,833

		4,913

DELAWARE 4.6%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	11,120	9,338
7.120% due 07/01/2037	1,965	1,793

		11,131

DISTRICT OF COLUMBIA 1.9%
District of Columbia General Obligation Bonds, Series 2019 5.000% due 10/15/2044	650	667
District of Columbia Revenue Bonds, Series 2022 5.500% due 08/31/2036	1,800	1,928
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2019 5.000% due 10/01/2044	500	514
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	1,750	1,470

		4,579

FLORIDA 12.5%
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.625% due 05/01/2054	795	744
Central Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2041	1,940	1,691
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2010 5.259% due 10/01/2039 (f)	5,000	4,998
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2050	1,800	1,471
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2018 4.000% due 04/01/2053	4,000	3,329
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,000	896
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	2,500	2,172
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2047	1,850	1,792
North Miami Beach, Florida Water Revenue Bonds, Series 2020 5.000% due 08/01/2044	3,000	3,096
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2053	980	970
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	1,500	1,329
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	1,750	1,233
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,006
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047	3,750	3,337
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	3,500	2,571

		30,635

GEORGIA 6.2%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035 ^ (b)	1,750	788
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046 (e)	3,000	2,967
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	2,000	1,927
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	10,000	9,437

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2023 (Unaudited)

		15,119

ILLINOIS 14.3%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018 5.000% due 12/01/2046	4,000	3,628
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2048	2,800	2,802
5.000% due 01/01/2053	1,000	1,001
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2038	1,435	1,258
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	400	403
5.500% due 01/01/2042	1,000	994
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	3,000	3,116
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2027	1,750	1,770
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^ (b)	1,030	278
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035	1,010	902
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	1,950
5.000% due 05/01/2041	1,500	1,478
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	1,150	1,169
5.000% due 11/01/2027	7,000	7,243
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR Insured), Series 2017 0.000% due 12/15/2056 (c)	2,685	457
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (c)	2,000	844
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (c)	2,500	510
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (e)	3,900	4,003
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2029	1,000	1,047

		34,853

INDIANA 2.9%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	1,400	1,364
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	1,710	1,246
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	2,460	2,456
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	2,500	2,123

		7,189

IOWA 1.5%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 5.000% due 12/01/2050	2,755	2,637
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046 ^	364	368
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	875	781

		3,786

KANSAS 0.8%
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (e)	2,000	1,834

		1,834

LOUISIANA 5.8%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	3,100	2,743
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045	4,000	3,499
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2042	4,000	3,930
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	750	641
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 10/15/2052	1,915	1,922

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2023 (Unaudited)

Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	1,350	1,438

		14,173

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2020 4.000% due 07/01/2040	500	445

MASSACHUSETTS 2.8%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	1,000	938
Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.625% due 10/15/2037 ^ (b)	228	2
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	1,000	942
Massachusetts Development Finance Agency Revenue Bonds, Series 2023 5.250% due 07/01/2052	1,500	1,466
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003 5.125% due 06/01/2043	525	525
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (e)	3,000	3,083

		6,956

MICHIGAN 5.6%
Gerald R Ford International Airport Authority, Michigan Revenue Bonds, Series 2021 5.000% due 01/01/2051	2,500	2,502
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2031 (e)	1,200	1,240
Michigan Finance Authority Revenue Bonds, Series 2019 4.000% due 02/15/2050	2,000	1,654
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 12/01/2046 (e)	2,425	2,404
Michigan Finance Authority Revenue Notes, Series 2021 5.000% due 06/01/2027 (e)	75	79
Michigan State Housing Development Authority Revenue Bonds, Series 2015 4.350% due 10/01/2045	920	823
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	12,500	457
Michigan Trunk Line State Revenue Bonds, Series 2021 4.000% due 11/15/2044	5,000	4,541

		13,700

MINNESOTA 0.6%
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	1,750	1,519

MISSOURI 1.2%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 5.000% due 02/15/2035	500	519
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023 5.500% due 12/01/2048 (a)	1,250	1,316
Jennings, Missouri Revenue Bonds, Series 2006 5.000% due 11/01/2023	115	57
Missouri Development Finance Board Revenue Bonds, Series 2022 5.250% due 05/01/2055	1,000	1,015

		2,907

NEVADA 2.9%
Clark County, Nevada General Obligation Bonds, Series 2018 4.000% due 07/01/2044 (e)	4,545	4,079
Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023 5.000% due 07/01/2049	1,800	1,825
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	11,000	1,091

		6,995

NEW HAMPSHIRE 1.0%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.837% due 07/20/2036	2,704	2,531

NEW JERSEY 11.5%
Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022 4.000% due 08/01/2040	3,000	2,807
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (g)	3,256	2,780
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	5,000	5,215

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2023 (Unaudited)

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 6.500% due 04/01/2028	3,763	3,686
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	2,000	2,000
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (c)	3,200	1,937
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2021 4.000% due 06/15/2036	1,500	1,438
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	900	880
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,200	1,240
5.000% due 06/01/2046	6,525	6,073

		28,056

NEW YORK 15.5%
Build NYC Resource Corp., New York Revenue Bonds, Series 2023
5.250% due 07/01/2057	2,000	1,901
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2049	2,120	1,843
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 4.000% due 07/01/2050	1,915	1,686
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058 ^ (b)	785	188
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020 4.000% due 05/01/2045	1,000	896
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023 5.250% due 06/15/2053 (a)	800	837
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.500% due 11/01/2045	2,250	2,408
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	1,700	1,841
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	927
New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046	1,760	1,187
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2060	1,750	1,496
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 5.000% due 05/01/2052	2,000	1,996
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047	500	444
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 02/15/2040	1,250	1,163
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (g)	1,500	1,206
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019 4.000% due 01/01/2053	500	426
New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2041	5,500	4,960
4.000% due 01/01/2050	620	526
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2047	2,000	1,755
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047	3,250	2,872
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.000% due 05/15/2057	2,120	2,160
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 4.000% due 05/15/2057	2,750	2,374
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	2,835	2,879

		37,971

NORTH CAROLINA 0.9%
University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016 4.000% due 02/01/2046	2,500	2,143

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^ (b)	940	470

OHIO 7.3%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2042	1,000	869
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (c)	39,500	3,860
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	5,310	4,565
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2021 4.000% due 08/01/2046	2,250	1,888
Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds , Series 2015 4.250% due 11/01/2040	2,000	1,945

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2023 (Unaudited)

Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,250	1,054
Ohio Air Quality Development Authority Revenue Notes, Series 2019 3.250% due 09/01/2029	900	829
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2050	1,250	1,279
Southern Ohio Port Authority Revenue Notes, Series 2020 6.500% due 12/01/2030	1,400	973
Worthington City School District, Ohio General Obligation Bonds, Series 2023 5.500% due 12/01/2054	485	514

		17,776

OKLAHOMA 0.9%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2052	1,600	1,433
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	1,000	763

		2,196

OREGON 0.8%
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2051 (c)	1,710	371
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
0.000% due 06/15/2048 (c)	2,495	657
5.000% due 06/15/2052	1,000	1,022

		2,050

PENNSYLVANIA 5.5%
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue Bonds, Series 2022 4.000% due 05/01/2040	1,750	1,566
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.750% due 12/31/2062	3,000	3,153
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,650	1,804
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 4.000% due 02/15/2041	1,825	1,625
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	1,350	1,360
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	841
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2019 5.000% due 11/01/2054	3,100	3,120

		13,469

PUERTO RICO 8.0%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	31,000	1,839
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	4,156	2,161
0.000% due 11/01/2051	4,255	1,965
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,750	1,034
4.000% due 07/01/2041	1,700	1,372
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2053 (d)	2,523	1,567
5.000% due 07/01/2062	322	308
Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022 0.000% due 07/01/2032 (c)	209	135
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	9,650	2,500
0.000% due 07/01/2051 (c)	10,500	1,958
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	5,460	4,779

		19,618

RHODE ISLAND 1.1%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	3,000	2,810

SOUTH CAROLINA 2.7%
South Carolina Public Service Authority Revenue Obligations Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	4,898
5.500% due 12/01/2053	1,750	1,745

		6,643

TENNESSEE 0.8%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,000	678

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2023 (Unaudited)

Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019 4.000% due 07/01/2049	1,000	876
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	750	523

		2,077

TEXAS 19.0%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	650	411
12.000% due 12/01/2045	1,100	918
Austin, Texas Electric Utility Revenue Bonds, Series 2019 5.000% due 11/15/2044	1,585	1,619
Bexar County Texas Hospital District, General Obligation Bonds, Series 2018 4.000% due 02/15/2043	2,500	2,209
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	2,000	1,946
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	1,250	1,138
Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (c)	1,250	627
0.000% due 08/15/2037 (c)	4,000	1,880
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,000	972
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2038	1,000	1,044
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018 5.000% due 10/01/2048 (e)	4,000	4,049
Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2048	1,250	1,283
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/15/2048	1,250	1,089
Lamar Cosolidated Independent School District, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2048	2,500	2,155
Lower Colorado River Authority, Texas Revenue Bonds, Series 2020 5.000% due 05/15/2045	1,750	1,764
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.500% due 02/15/2047	1,000	980
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.250% due 01/01/2042	1,400	1,021
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,344
5.000% due 01/01/2048	1,250	1,231
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/01/2046	900	930
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	500	499
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2051	1,480	1,461
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2026	150	151
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	5,295	5,407
Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	800	801
5.000% due 10/15/2057	2,560	2,630
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048 (a)	1,700	1,725
5.000% due 10/15/2058 (a)	1,100	1,132
University of North Texas System Revenue Bonds, Series 2018 4.000% due 04/15/2050	2,200	1,900
West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 12/15/2060	2,700	2,233

		46,549

VIRGINIA 3.6%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (e)	4,000	3,698
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	25,000	500
5.000% due 07/01/2034	1,465	1,326
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	3,800	3,185

		8,709

WASHINGTON 2.5%
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 4.000% due 01/01/2046	4,000	3,587
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	1,000	829
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 4.000% due 07/01/2058	1,345	1,064

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2023 (Unaudited)

Washington State Housing Finance Commission Revenue Bonds, Series 2018 5.000% due 07/01/2038	825	644

		6,124

WEST VIRGINIA 0.4%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	1,000	1,010

WISCONSIN 5.2%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	2,500	2,586
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048	2,500	1,538
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	7,500	362
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,260	930
4.000% due 07/01/2056	650	447
4.500% due 06/01/2056	885	597
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2045 (c)	6,500	2,086
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	415	415
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 04/01/2044	2,000	1,977
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022 4.000% due 12/01/2051	2,070	1,742

		12,680

Total Municipal Bonds & Notes (Cost $484,446)		446,035

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Freddie Mac 4.140% due 01/25/2040	997	876

Total Non-Agency Mortgage-Backed Securities (Cost $936)		876

SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS (h) 2.1%		5,243

Total Short-Term Instruments (Cost $5,243)		5,243

Total Investments in Securities (Cost $490,625)		452,154

Total Investments 185.0% (Cost $490,625)		$452,154
Auction Rate Preferred Shares (53.0)%		(129,425)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (23.7)%		(58,022)
Other Assets and Liabilities, net (8.3)%		(20,262)

Net Assets Applicable to Common Shareholders 100.0%		$244,445

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						When-issued security.
	(b)						Security is not accruing income as of the date of this report.
	(c)						Zero coupon security.
	(d)						Security becomes interest bearing at a future date.
	(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(f)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on September 30, 2023.

	(g)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%			11/15/2035	10/26/2020	$3,703	$2,780	1.14%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200			11/01/2054	11/18/2021	1,679	1,206	0.49

						$5,382	$3,986	1.63%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(h)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$5,243	U.S. Treasury Notes 0.250% due 09/30/2025	$(5,348)	$5,243	$5,244

Total Repurchase Agreements						$(5,348)	$5,243	$5,244

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$19,682	$0	$19,682
	Alaska			0	1,166	0	1,166
	Arizona			0	25,409	0	25,409
	California			0	15,283	0	15,283
	Colorado			0	10,879	0	10,879
	Connecticut			0	4,913	0	4,913
	Delaware			0	11,131	0	11,131
	District of Columbia			0	4,579	0	4,579
	Florida			0	30,635	0	30,635
	Georgia			0	15,119	0	15,119
	Illinois			0	34,853	0	34,853
	Indiana			0	7,189	0	7,189
	Iowa			0	3,786	0	3,786
	Kansas			0	1,834	0	1,834
	Louisiana			0	14,173	0	14,173
	Maryland			0	445	0	445
	Massachusetts			0	6,956	0	6,956
	Michigan			0	13,700	0	13,700
	Minnesota			0	1,519	0	1,519
	Missouri			0	2,907	0	2,907
	Nevada			0	6,995	0	6,995
	New Hampshire			0	2,531	0	2,531
	New Jersey			0	28,056	0	28,056

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2023 (Unaudited)

New York	0	37,971	0	37,971
North Carolina	0	2,143	0	2,143
North Dakota	0	470	0	470
Ohio	0	17,776	0	17,776
Oklahoma	0	2,196	0	2,196
Oregon	0	2,050	0	2,050
Pennsylvania	0	13,469	0	13,469
Puerto Rico	0	19,618	0	19,618
Rhode Island	0	2,810	0	2,810
South Carolina	0	6,643	0	6,643
Tennessee	0	2,077	0	2,077
Texas	0	46,549	0	46,549
Virginia	0	8,709	0	8,709
Washington	0	6,124	0	6,124
West Virginia	0	1,010	0	1,010
Wisconsin	0	12,680	0	12,680
Non-Agency Mortgage-Backed Securities	0	876	0	876
Short-Term Instruments
Repurchase Agreements	0	5,243	0	5,243

Total Investments	$0	$452,154	$0	$452,154

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the normally scheduled NYSE Close for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
BAM	Build America Mutual Assurance	NPFGC	National Public Finance Guarantee Corp.	Q-SBLF	Qualified School Bond Loan Fund
CR	Custodial Receipts

Other Abbreviations:
TBA	To-Be-Announced